Columbia Seligman Technology and Information Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Technology and Information Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.0%
Issuer	Shares	Value ($)
Communication Services 9.7%
Advertising 0.0%
NIQ Global Intelligence PLC(a)	150,515	2,006,365
Interactive Media & Services 9.7%
Alphabet, Inc., Class A	2,830,929	882,570,425
Alphabet, Inc., Class C	1,423,460	443,308,148
Match Group, Inc.	6,697,966	211,655,725
Meta Platforms, Inc., Class A	361,850	234,543,933
Pinterest, Inc., Class A(a)	9,723,621	166,565,628
TripAdvisor, Inc.(a)	3,589,192	36,286,731
Total		1,974,930,590
Total Communication Services		1,976,936,955
Consumer Discretionary 2.6%
Broadline Retail 2.1%
Amazon.com, Inc.(a)	1,069,800	224,658,000
eBay, Inc.	2,210,286	200,826,586
Total		425,484,586
Hotels, Resorts & Cruise Lines 0.5%
Airbnb, Inc., Class A(a)	856,152	115,674,697
Total Consumer Discretionary		541,159,283
Financials 4.2%
Transaction & Payment Processing Services 4.2%
Block, Inc., Class A(a)	2,335,051	148,742,749
Global Payments, Inc.	4,345,748	332,275,892
Visa, Inc., Class A	1,161,145	371,728,960
Total		852,747,601
Total Financials		852,747,601
Health Care 0.2%
Biotechnology 0.2%
Apnimed, Inc.(a),(b),(c),(d)	1,127,586	13,767,825
Apnimed, Inc., Tranche 1(a),(b),(c),(d)	675,613	8,249,235
Apnimed, Inc., Tranche 2(a),(b),(c),(d)	360,327	4,399,593
Apnimed, Inc., Tranche 3(a),(b),(c),(d)	450,409	5,499,494
Apnimed, Inc., Tranche 4(a),(b),(c),(d)	518,016	6,324,975
Total		38,241,122
Total Health Care		38,241,122
Industrials 12.1%
Common Stocks (continued)
Issuer	Shares	Value ($)
Heavy Electrical Equipment 10.6%
Bloom Energy Corp., Class A(a),(e),(f)	13,914,556	2,166,078,932
Passenger Ground Transportation 1.5%
Lyft, Inc., Class A(a),(e)	21,107,659	292,130,001
Total Industrials		2,458,208,933
Information Technology 66.0%
Application Software 3.0%
BILL Holdings, Inc.(a)	1,540,039	68,547,136
Cognichip, Inc.(a),(b),(c),(d)	764,928	15,999,999
DocuSign, Inc.(a)	1,026,967	46,285,403
Five9, Inc.(a)	1,024,900	17,874,256
Intuit, Inc.	154,000	62,990,620
RingCentral, Inc., Class A(a),(e)	2,840,367	103,531,377
Salesforce, Inc.	742,039	144,541,777
Synopsys, Inc.(a)	351,992	145,724,688
Total		605,495,256
Communications Equipment 3.8%
Arista Networks, Inc.(a)	2,402,506	320,734,551
Cisco Systems, Inc.	4,150,725	329,816,608
F5, Inc.(a)	444,700	120,673,792
Total		771,224,951
Electronic Components 0.3%
Coherent Corp.(a)	240,100	62,169,093
Electronic Equipment & Instruments 1.2%
Advanced Energy Industries, Inc.	751,082	252,040,587
Internet Services & Infrastructure 2.8%
GoDaddy, Inc., Class A(a)	3,368,387	293,588,611
Wix.com Ltd.(a),(e)	4,043,437	284,900,571
Total		578,489,182
IT Consulting & Other Services 0.1%
EPAM Systems, Inc.(a)	110,000	15,510,000
Semiconductor Materials & Equipment 14.8%
Applied Materials, Inc.(f)	2,566,061	955,344,510
Lam Research Corp.(f)	6,807,178	1,592,130,862
Teradyne, Inc.(f)	1,437,817	460,144,575
Total		3,007,619,947

Columbia Seligman Technology and Information Fund  | 2026

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors 22.1%
Broadcom, Inc.	2,846,728	909,671,932
Marvell Technology, Inc.	10,320,938	843,117,425
NVIDIA Corp.	5,406,788	958,028,766
NXP Semiconductors NV	961,900	218,360,919
ON Semiconductor Corp.(a)	2,937,700	195,298,296
QUALCOMM, Inc.	1,216,168	173,133,676
Renesas Electronics Corp.	12,256,100	231,135,425
Semtech Corp.(a)	3,649,446	329,253,018
Synaptics, Inc.(a),(e)	4,561,900	371,612,374
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	732,150	274,248,747
Total		4,503,860,578
Systems Software 7.1%
Adeia, Inc.(e)	8,335,999	172,471,819
Check Point Software Technologies Ltd.(a)	325,440	49,489,661
CyberArk Software(a),(d)	107,100	4,819,500
Gen Digital, Inc.	11,804,733	266,432,824
Microsoft Corp.	1,569,650	616,464,341
Oracle Corp.	762,295	110,837,693
Palo Alto Networks, Inc.(a)	1,007,793	150,080,534
Tenable Holdings, Inc.(a)	3,827,027	73,593,729
Total		1,444,190,101
Technology Hardware, Storage & Peripherals 10.8%
Apple, Inc.	2,285,100	603,677,718
Dell Technologies, Inc.	414,000	61,305,120
Hewlett Packard Enterprise Co.(f)	12,708,600	272,853,642
NetApp, Inc.	3,005,415	297,626,247
SambaNova Systems(a),(b),(c),(d)	322,644	9,246,977
Western Digital Corp.(f)	3,430,357	959,470,853
Total		2,204,180,557
Total Information Technology		13,444,780,252
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.2%
Electric Utilities 0.2%
American Electric Power Co., Inc.	359,600	48,121,672
Total Utilities		48,121,672
Total Common Stocks (Cost: $8,556,347,687)		19,360,195,818

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount	Value ($)
Pharmaceuticals 0.1%
Apnimed, Inc.(c),(d)
09/17/2027	8.000%	5,850,000	6,174,675
Total Convertible Bonds (Cost: $5,850,000)			6,174,675

Put Option Contracts Purchased 0.0%
Value ($)
(Cost: $2,445,700)	1,773,072

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(e),(g)	1,023,265,956	1,023,061,303
Total Money Market Funds (Cost: $1,022,944,021)		1,023,061,303
Total Investments in Securities (Cost $9,587,587,408)		20,391,204,868
Other Assets & Liabilities, Net		(13,275,899)
Net Assets		$20,377,928,969
At February 28, 2026, securities and/or cash totaling $1,006,816,383 were pledged as collateral.
Investments in derivatives
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Hewlett Packard Enterprise Co.	Morgan Stanley	USD	52,872,022	24,626	20.00	03/20/2026	2,445,700	1,773,072

Columbia Seligman Technology and Information Fund  | 2026

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, February 28, 2026 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Applied Materials, Inc.	Morgan Stanley	USD	(151,823,940)	(4,078)	490.00	06/18/2026	(4,318,525)	(4,485,800)
Bloom Energy Corp.	Morgan Stanley	USD	(47,401,515)	(3,045)	177.50	03/06/2026	(1,983,745)	(726,233)
Bloom Energy Corp.	Morgan Stanley	USD	(216,256,764)	(13,892)	260.00	06/18/2026	(22,184,791)	(21,324,220)
Hewlett Packard Enterprise Co.	Morgan Stanley	USD	(52,872,022)	(24,626)	22.00	03/20/2026	(1,656,991)	(2,548,791)
Lam Research Corp.	Morgan Stanley	USD	(199,859,005)	(8,545)	370.00	06/18/2026	(4,285,713)	(3,652,987)
Teradyne, Inc.	Morgan Stanley	USD	(30,914,898)	(966)	345.00	03/20/2026	(851,729)	(912,870)
Teradyne, Inc.	Morgan Stanley	USD	(179,696,845)	(5,615)	440.00	05/15/2026	(5,691,771)	(5,278,100)
Western Digital Corp.	Morgan Stanley	USD	(106,034,270)	(3,791)	365.00	03/20/2026	(1,487,877)	(902,258)
Total							(42,461,142)	(39,831,259)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Hewlett Packard Enterprise Co.	Morgan Stanley	USD	(52,872,022)	(24,626)	17.50	03/20/2026	(588,469)	(603,337)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $63,488,098, which represents 0.31% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $69,662,773, which represents 0.34% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	09/17/2025	5,850,000	5,850,000	6,174,675
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	13,767,825
Apnimed, Inc., Tranche 1	04/28/2022	675,613	5,999,993	8,249,235
Apnimed, Inc., Tranche 2	04/28/2022	360,327	4,002,965	4,399,593
Apnimed, Inc., Tranche 3	12/22/2022	450,409	5,005,765	5,499,494
Apnimed, Inc., Tranche 4	04/23/2025	518,016	4,999,994	6,324,975
Cognichip, Inc.	01/26/2026	764,928	15,999,999	15,999,999
SambaNova Systems	02/09/2026	322,644	9,999,993	9,246,977
			61,858,706	69,662,773

(d)	Valuation based on significant unobservable inputs.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Adeia, Inc.
	102,359,273	7,524,364	(4,197,822)	66,786,004	172,471,819	—	(1,099,275)	825,525	8,335,999
Bloom Energy Corp., Class A †
	508,706,244	56,505,208	(253,550,027)	(164,705,435)	—	—	930,436,506	—	—
Columbia Select Technology ETF
	13,637,824	—	(8,811,780)	(4,826,044)	—	—	5,200,572	—	—
Columbia Short-Term Cash Fund, 3.777%
	275,925,415	3,004,784,238	(2,257,755,177)	106,827	1,023,061,303	—	(21,591)	9,571,654	1,023,265,956

Columbia Seligman Technology and Information Fund  | 2026

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, February 28, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Lyft, Inc., Class A ‡
	—	125,419,861	—	(35,277,577)	292,130,001	—	—	—	21,107,659
RingCentral, Inc., Class A †
	112,895,538	—	(55,162,560)	29,297,284	—	—	(1,671,135)	—	—
Synaptics, Inc.
	209,548,443	71,987,314	—	90,076,617	371,612,374	—	—	—	4,561,900
Wix.com Ltd. ‡
	—	417,677,132	—	(251,492,365)	284,900,571	—	—	—	4,043,437
Total	1,223,072,737			(270,034,689)	2,144,176,068	—	932,845,077	10,397,179

†	Issuer was not an affiliate at the end of period.
‡	Issuer was not an affiliate at the beginning of period.

(f)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2026.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Seligman Technology and Information Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT219_05_T01_(04/26)